Long-term investments - Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Investments [Line Items]
Revenue	$ 302,299	$ 331,799
Research and development	21,587	26,003
General and administrative	37,679	44,234
Sales and marketing	12,676	16,278
Depreciation and amortization	3,367	4,299
Unrealized foreign exchange loss	6,248	3,974
Cost of revenue and expenses	82,260	94,820
Loss from operations	(24,669)	(45,883)
Interest income, net of bank charges	1,161	2,690
Income (loss) before income taxes	(16,861)	(48,716)
Income tax expense (recovery)	4,980	1,002
Net loss for the year	(21,841)	$ (49,718)
Cespira Joint Venture
Schedule of Investments [Line Items]
Revenue	43,085
Research and development	4,715
General and administrative	5,555
Sales and marketing	973
Depreciation and amortization	1,720
Unrealized foreign exchange loss	(421)
Cost of revenue and expenses	55,176
Loss from operations	(12,091)
Interest income, net of bank charges	202
Income (loss) before income taxes	(11,889)
Income tax expense (recovery)	342
Net loss for the year	(12,231)
Product | Cespira Joint Venture
Schedule of Investments [Line Items]
Revenue	32,919
Cost of revenue	42,634
Service | Cespira Joint Venture
Schedule of Investments [Line Items]
Revenue	$ 10,166